FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Collateral pledged	$ 160,000,000		$ 23,000,000
AFS
Disclosure of detailed information about financial instruments [line items]
Impairment loss	$ 0	$ 0